UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X

                                      and
THE INVESTMENT COMPANY ACT OF 1940                                             X


Frank Value Fund, Inc.    (Exact Name of Registrant as Specified in Charter)
6 Stacy Court,  Parsippany, NJ 07054 (Address of Principal Executive Offices)

973-887-7698                                      (Registrants Telephone Number)

Alfred C. Frank    6 Stacy Court     Parsippany, NJ 07054
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after the
effective date of this registration.

It is proposed that this filing will become effective
    [x]  60 days after filing pursuant to paragraph (a)

The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A) may determine.


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    P R O S P E C T U S

    September 5, 2003

    FRANK VALUE FUND, INC.


    Like all mutual funds, the Securities & Exchange Commission has not approv-ed or disapproved the security offered in this Prospectus and has not passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offence.

    INVESTMENT ADVISER:
    Frank Capital Partners LLC
    6 Stacy Court
    Parsippany, New Jersey 07054-3347
    Telephone: (973) 887-7698
    Website: http://www.frankfunds.com

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TABLE OF CONTENTS:

RISK/RETURN SUMMARY
 Fund Investment Objectives/Goals .... 3
 Principal Investment Strategies ..... 3
 Principal Investment Risks .......... 3
 Risk/Return Bar Chart & Table ....... 4

FEES & EXPENSES ...................... 4
OBJECTIVES, STRATEGIES & RISKS
 Investment Objectives ............... 4
 Principal Investment Strategies ..... 5
 Risks ............................... 5
FUND PERFORMAMCE ..................... 5
MANAGEMENT ........................... 5
CAPITAL STOCK ........................ 6
SHAREHOLDER INFORMATION  ............. 7
PURCHASES & REDEMPTIONS
 Purchase of Shares .................. 7
 Redemption of Fund Shares ........... 7
DIVIDENDS & DISTRIBUTIONS ............ 8
TAX CONSEQUENCES ..................... 8
DISTRIBUTION ARRANGEMENTS ............ 9
FINANCIAL HIGHLIGHTS ................. 9
WHERE TO GO FOR MORE INFORMATION ..... 9
WHY YOU SHOULD READ THIS PROSPECTUS . 10


ACCOUNT APPLICATION FORMS included separately with prospectus.





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                           THE FRANK VALUE FUND, INC.
                               6 Stacy Court
                       Parsippany, New Jersey 07054-3347
                Telephone: (973) 887-7698    Toll Free: (866) 706-9790
                       Website: http://www.frankfunds.com

PROSPECTUS                                                September 5, 2003

                              RISK/RETURN SUMMARY

                      Fund Investment Objectives/Goals
The Frank Value Fund, Inc. (the Fund) is a new Fund and has no history of operation. The Fund seeks to provide long-term capital appreciation.

                        Principal Investment Strategies
The Fund seeks to acquire securities at significant discounts from their in-trinsic value, as determined by the Fund's Adviser. A security's intrinsic value is the price an intelligent and informed business owner would pay for the enter-rise and is independent from the current selling price in the capital markets. The Adviser subscribes to the value investing philosophy as first defined in Benjamin Graham's text, "Security Analysis," in 1934. This philosophy has been modernized and improved by investors such as Warren Buffett. The Adviser has developed its own investment philosophy based on the methods of these and other value investors. This philosophy includes long-term ownership of securities, analysis of a company's competitive advantages and position within its industry, a subjective evaluation of management's skill and treatment of shareholders, and a willingness to buy out-of-favor securities to obtain bargain prices. The Fund primarily invests in securities of companies that have strong financial positions, evidenced by balance sheets without significant debt or other liabil-ities compared to cash reserves. The Fund invests in companies regardless of market capitalization. Primarily, the Fund invests in domestic securities, although foreign securities may be considered.

                           Principal Investment Risks
Narrative Risk Disclosure: Prices of securities, including common stocks, have historically fluctuated. The value of the Fund will also fluctuate and you could lose money.

Lack of Experience: The Fund's Adviser has no experience running a mutual fund. This lack of experience may result in recommendations of securities that cause the Fund to underperform or lose money.

No History of Operations: The Fund is a new mutual fund and has no history of operation. Therefore, investors cannot judge the Adviser by its track record managing a mutual fund.

Temporary Defensive Position: The Adviser's investment strategy hinges upon finding bargain securities. If these bargains do not exist in the market, the Fund may have large cash balances or invest a large percentage of the Fund's assets in fixed income securities.

Non-diversification Policy: The Fund is non-diversified. This means that the Fund may not own as many securities as a diversified mutual fund of the same size. However, the Fund's Adviser believes it can achieve higher returns with lower risk by concentrating its holdings in its best ideas. Due to the smaller number of security holdings, this investment strategy can produce more volatile returns than a diversified mutual fund. The Fund seeks only enough diversifica-tion in its security selections to maintain its federal non-taxable status under
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Sub-chapter M of the Internal Revenue Code. See section "TAX CONSEQUENCES" on page 8 of the prospectus for information about what level of Sub-chapter M is required of the Fund.

Who may want to invest: Frank Value Fund may be appropriate for investors seeking long-term capital appreciation.

                       Risk/Return Bar Chart and Table
The Fund has not provided a risk/return chart or table because it has been in existence for less than a year, but after it has been in existence for a calen-dar year it will provide the chart and table. It should be noted that any past performance of the Fund that will be shown will not be an indication of future results.


                                   FEES AND EXPENSES

The following table describes fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment):
        Maximum Sales Charge (Load) Imposed on Purchases:           None
        Maximum Deferred Sales Charge (Load):                       None
        Maximum Sales Charge (Load) on Reinvested Dividends:        None
        Redemption Fee:                                             None
        Exchange Fee:                                               None

Annual Fund Operating Expenses (expenses deducted from Fund assets):
        Management Fees:                                            1.25%
        Distribution (and/or Service) (12b-1) Fees:                 None
        Other Expenses: *                                           10.00%
        Gross Expenses:                                             11.25%
        Investment Adviser Fee Reimbursement:                       -9.75%
        Net Annual Fund Operating Expenses:                          1.50%

* Since the Fund is a new fund, other expenses are based on estimated amounts for the current fiscal year. Any expenses that exceed 1.50% per year of the averaged total net assets of the Fund will be paid by the Investment Adviser. The Investment Adviser Fee Reimbursement is in the Investment Advisory Contract made by and between the Fund and Investment Adviser. The Investment Adviser
Fee Reimbursement, which will remain in effect in perpetuity, can only be terminated by the Fund and the Fund will not reimburse the Adviser for start up expenses.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then re-deem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating ex-penses remain the same. Although your actual costs may be lower, based on these assumptions your costs would be:

                1 year          3 years         5 years      10 years
                $  158          $  489          $  843        $1,841


                       OBJECTIVES, STRATEGIES, AND RISKS

                              Investment Objectives
The Fund seeks to provide capital appreciation through investment in common
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stocks and other securities, except for those situations discussed in section "Temporary Defensive Positions." The strategy is explained in detail in the section "Principle Investment Strategies" in this prospectus. There can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.

                         Principal Investment Strategies
Security Selection Criteria: As stated in "Principal Investment Strategies" on page 3, these securities will be acquired at significant discounts to the price the Adviser believes an intelligent and informed business owner would pay to own the entire enterprise.

Portfolio Turnover Policy: The Adviser aims to keep portfolio turnover low by buying and holding stocks for long-term capital gains. However, volatile market conditions may prevent the Adviser from successfully executing this strategy, leading to higher turnover. This would affect the taxes the shareholders would have to pay in that the profits, if any, would be treated as ordinary income rather than the lower rate on long-term capital gains.

                                    Risks
As said under "Narrative Risk Disclosure" on page 3, the Fund's total return, like stock prices, goes up and down such that an investor may lose money over short and even long periods of time. The Fund is also subject to manager risk, which is the chance that, in spite of Fund investment strategies, poor security selection will cause the Fund to underperform other Funds with similar investment objectives.

Who may invest: Investors seeking long-term capital appreciation may want to invest.

                                MANAGEMENT

Investment Adviser: Frank Capital Partners LLC (FCP) is a New Jersey Limited Liability Company located at 6 Stacy Court, Parsippany, New Jersey that has acted as the Investment Adviser of the Fund since its inception in 2003. FCP has no prior experience in advising a registered investment company, such as the Fund. Mr. Alfred C. Frank, the President, and Mr. Brian J. Frank, the Chief Financial Officer (CFO), are Portfolio Managers, FCP's founders, owners, officers, and directors. Although they manage the day to day operations of the Fund, their only remuneration comes from receipt of the management fee earned by FCP for investment advice.

The Investment Adviser will provide the following services to the Fund:
1. Continuous review of the Fund's portfolio.
2. Recommend to the Fund when and to what extent which securities the Fund should purchase or sell according to the Fund's investment methodology.
3. Pay the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Adviser.
4. Pay the initial organizational costs of the Fund and reimburse the Fund for any and all losses incurred because of purchase reneges (that is, when a shareholder or prospective shareholder fails to make payment for purchase of Fund shares).
5. Act as the Fund's transfer agent by handling all share purchases and redemptions.

On July 5, 2003 the shareholders of the Fund approved a management and advi-sory contract with FCP. This Agreement will continue on a year to year basis provided that approval is voted on at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be
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approved by a majority of Directors of the Fund who are neither parties to the agreement or interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Contract Terms: FCP will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or sold. The Agreement may be terminated at any time without the payment of any penalty by the Board of Directors or by vote of a majority of the outstanding shares of the Fund on not more than 60 days written notice to FCP. In the event of its assignment, the Agreement will terminate automatically. The Fund's officers and directors are empowered at any time to reject or cancel FCP's advice. For these services the Fund has agreed to pay to FCP a fee of 1.25% per year on the net assets of the Fund. This fee is computed on the average daily closing net asset value of the Fund and is payable monthly. FCP would forgo sufficient fees to hold total expenses of the Fund to less than 1.5% of its total assets.

Expense Sharing: FCP will pay the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Advisor. Fees, if any, of the custodian, registrar, transfer agent or record keepers shall also be paid by FCP. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Advisor; legal and accounting fees; interest, taxes and brokerage commissions, and the expense of operating its offices. FCP has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges. FCP will pro-vide transfer agent services to the Fund as described in the SAI.

Custody of Investments: The Fund will operate under rule 17f(2) of the Investment Company Act of 1940. Therefore, the securities and similar invest-ments of the Fund will be maintained in the custody of the Fund. The Fund's securities and similar investments will be in the Fund's corporate name held in a safe-deposit at Commerce Bank, Parsippany, New Jersey 07054. A Board Resolu-tion by the Board of Directors gives Commerce Bank the authority to hold the Fund's securities. The Resolution also designates three officers of the Fund, Alfred C. Frank, Brian J. Frank, and Nadine A. Frank to have access to the Fund's certificates. A log containing date, time, withdrawal or deposit, the title and amount of securities and transaction number will be maintained of all security certificate and similar investment certificate movements. All transactions will be documented on forms that will be placed in the safe-deposit, held on file at the corporate office and sent to a "non-interest-ed" director for review. One signature is required to deposit securities into the safe-deposit and two for withdrawal. Such securities and similar invest-ments shall be examined by an independent accountant at least three times dur-ing each fiscal year. The Fund's officers have no prior custody arrangement experience. However, the Fund will purchase Bond coverage in an amount sufficient to insure the custodial activities of the Fund's officers.

Legal Proceedings: As of the date of this Prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

                                 CAPITAL STOCK

Description of Common Stock: The authorized capitalization of the Fund consists of 500,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares once issued in book format are fully paid and non-assessable.

Voting Rights: Each holder of the Fund's shares has voting rights equal to the number of shares held. Voting rights are non-cumulative. Therefore the holders
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of a majority of shares of common stock can elect all directors of the Fund if they so choose, although holders of remaining shares are still able to cast their votes.

                         SHAREHOLDER INFORMATION

                         Pricing of Fund Shares
When and How do We Price: The net asset value of the Fund's shares is determined as of the close of each business day the New York Stock Exchange is open (pres-ently 4:00 PM) Monday through Friday exclusive of Presidents Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas and New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding.

Market Value of Securities: The market value of securities held by the Fund that are listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.
The fair value of securities for which current market quotations are not readily available will be evaluated as determined in good faith by the Fund's Board of Directors. Zero Coupon Bonds and U.S. Government Treasury Notes are priced at the current bid price at 3 p.m. Eastern time as quoted by our brokerage firm.

                            PURCHASES & REDEMPTIONS

                            Purchase of Fund Shares
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described in the above section "Pricing of Fund Shares." The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applica-tions when, in the judgment of management such termination or rejection is in the best interest of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, an Account Application, is included in every request for a Prospectus. To receive this information visit our website at http://www.frankfunds.com, call toll free:
1-866-706-9790 or write to:
                               Frank Value Fund, Inc.
                                   6 Stacy Court
                         Parsippany, New Jersey 07054-3347

The minimum purchase of shares is $3,000 that is due and payable three business days after the purchase date. Less may be accepted under special circumstances.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100, but less may be accepted under special circumstances.

                          REDEMPTION OF FUND SHARES

Endorsement Requirements: The Fund will only issue book entry shares and will redeem all or any part of the shares of any shareholder that tenders a request for redemption. Proper guaranteed endorsement, also known as a signature guaran-tee, either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management such as a rela-tive, friend or long-term acquaintance. A signature guarantee is an assurance by the above mentioned financial institutions that a signature and person who
                                      - 7 -




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signed the signature are the same individual. To sell Fund shares send written instructions, signed by shareholder(s) with the proper signature guarantee to:

                                Frank Value Fund, Inc.
                                   6 Stacy Court
                           Parsippany, New Jersey 07054-3347

Redemption Price: The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his/her cost of such shares, depending upon the net asset value per share at the time of redemp-tion and the difference should be treated by the shareholder as a capital gain or loss for federal and state income tax purposes.

Redemption Payment: Payment by the Fund will be made no later than 7 business days after tender. However, the Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Com-mission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind. It should be noted that shareholders will incur brokerage costs when selling the securities received as part of an in kind distribution. Shareholders would also have continuing market risk by holding these securities. The Fund does not intend to issue in kind re-demptions using illiquid securities.


                        DIVIDENDS & DISTRIBUTIONS

Reinvestments: The Fund will automatically use the taxable dividend and capital gains distributions for purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date.

Cash Payouts: A shareholder may, at any time, by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.


                            TAX CONSEQUENCES

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amend-ed, the Fund, by paying out substantially all of its investment income and real-ized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund's total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security's purchase. Not qualifying under Subchapter M of the Internal Revenue Code would cause the Fund to be considered a personal holding company subject to normal corporate income taxes. This would reduce the value of shareholder holdings by the amount of taxes paid. Any subsequent dividend distribution of the Fund's earnings after taxes would still be taxable as received by shareholders.

Tax Distribution: The Fund's distributions (capital gains & dividend income), whether received by shareholders in cash or reinvested in additional shares of the Fund, may be subject to federal income tax payable by shareholders. Distri-bution of any long-term capital gains realized by the Fund in 2003 will be taxa-
                                      - 8 -




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ble to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordin-ary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. This may be considered a return of capital, but the dividend is still subject to federal income and state taxes.

Federal Withholding: The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regula-tions. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identi-fication Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


                            DISTRIBUTION ARRANGEMENTS

The Fund is a truly no-load fund in that there are no purchase or sales fees and no 12b-1 fees and no account maintenance fees whatsoever.


                                 PRIVACY POLICY

Regulation S-P: The U.S. Securities and Exchange Commission has adopted a reg-ulation regarding the "Privacy of Consumer Financial Information" known as Regulation S-P. This regulation states that financial institutions such as the Fund must provide the shareholder with this notice of the Fund's privacy poli-cies and practices on an annual basis. The following items (A & B) detail the Fund's policies and practices:

A. Information We Collect - Information we receive from you on application or forms include; your name, address, social security number or tax ID number, W-9 status, phone number and citizenship status. Information about your transactions with us include: your account number, account balances and transaction histories.

B. The Fund's Disclosure Statement - We only disclose personal information about any current or former shareholder of the Fund as required by law.
    And, since we handle regular transactions internally the number of employees that even see your information is limited. We also require all of the Fund's brokers, and our Investment Adviser that acts as the Fund's transfer agent to adopt the regulations of Regulation S-P, as specified above by the Fund.


                       WHERE TO GO FOR MORE INFORMATION

You will find more information about the Frank Value Fund, Inc. in the follow-ing documents:

Statement of Additional Information (SAI) - The Statement of Additional Infor-mation contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

Annual and Semi-annual Reports - Our annual and semi-annual reports give current holdings and detailed financial statements of the Fund as of the end of the pe-riod presented. In addition, market conditions and Fund strategies that affected
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the Fund's performance are discussed.

There are Three Ways to Get a Copy of One or More of These Documents:
1. Call, visit our website, or write for one, and a copy will be sent without charge.

                          Frank Value Fund, Inc.
                              6 Stacy Court
                        Parsippany, NJ 07054-3347
                         Toll Free: 1-866-706-9790
                   Website: http://www.frankfunds.com

2. You may also obtain information about the Fund (including the Statement of Additional Information and other reports) from the Securities and Exchange Com-mission on their Internet site at http://www.sec.gov or at their Public Refer-ence Room in Washington, D.C. Call the Securities and Exchange Commission at 1-202-942-8090 for room hours and operation. You may also obtain Fund infor-mation by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at the E-Mail address publicinfo@sec.gov

           Please contact the Fund at the above address if you wish to request other information and/or shareholder inquires.


                     WHY YOU SHOULD READ THIS PROSPECTUS

Every attempt has been made to present the objectives, risks and strategies of the Fund in plain and, hopefully, easily understandable language. The Pro-spectus is designed to aid you in deciding whether this is one of the right in-vestments for you. We suggest that you keep it for future references.










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                            The FRANK VALUE FUND, INC.
                                 6 Stacy Court
                        Parsippany, New Jersey 07054-3347
                           Telephone: (973) 887-7698
                           Toll Free: (866) 706-9790


                                    Part B
                      STATEMENT OF ADDITIONAL INFORMATION
                              September 5, 2003

This Statement is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated September 5, 2003. To obtain the Prospectus, you may write the Fund, visit our website or call either of the telephone numbers that are shown above.

                               TABLE OF CONTENTS
  FUND HISTORY ............................................................. 2
  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
    Classification ......................................................... 2
    Investment Strategies and Risks ........................................ 2
    Fund Investment Restrictions ........................................... 2
    Temporary Defensive Position and Portfolio Turnover .................... 3
  MANAGEMENT OF THE FUND
    Board of Directors ..................................................... 3
    Management Information ................................................. 3
    Compensation and Sales Loads ........................................... 3
  CONTRON PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    Control Persons ........................................................ 4
    Principal Holders ...................................................... 4
    Management Ownership ................................................... 4
  INVESTMENT ADVISORY AND OTHER SERVICES
    Investment Adviser ..................................................... 4
    Principal Underwriter................................................... 5
    Third Party Payments and Service Agreements ............................ 5
    Other Investment Advice ................................................ 5
    Dealer Reallowances and Other Services ................................. 5
  BROKERAGE ALLOWANCES AND OTHER PRACTICES
    Brokerage Transactions ................................................. 5
    Commissions ............................................................ 5
    Brokerage Selection .................................................... 5
  CAPITAL STOCK AND OTHER SECURITIES ....................................... 6
  PURCHASE, REDEMPTION, AND PRICING OF SHARES
    Purchase of Shares ..................................................... 6
    Fund Reorganizations ................................................... 6
    Offering Price and Redemption in Kind .................................. 6
  TAXATION OF THE FUND ..................................................... 6
  UNDERWRITERS OF THE FUND ................................................. 6
  CALCULATION OF PERFORMANCE DATA .......................................... 6
  DISCLOSURE CONCERNING PROXY VOTING RELATED TO PORTFOLIO SECURITIES ....... 6
  FINANCIAL STATEMENTS
  INDEPENDENT AUDITORS REPORT .............................................. 6





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                                    FUND HISTORY

Frank Value Fund, Inc. (also referred to as the "Fund") was incorporated in New Jersey on June 27, 2003. The Fund's registered office is in Parsippany, New Jersey. Mail may be addressed to 6 Stacy Court, Parsippany, NJ 07054-3347.


               DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

                                  Classification
The Fund is an open-end, totally no-load, non-diversified management investment company.

                          Investment Strategies and Risks
All investment strategies and risks are discussed in the prospectus. No addi-tional strategies and risks exist to be discussed here. Accordingly, all of the Fund's investment strategies are principal investment strategies.

                            Fund Investment Restrictions
Investment restrictions were selected to aid in maintaining the conservative nature of the Fund. These may not be changed except by the approval of a major-ity of the outstanding shares; i.e. a) 67% or more of the voting securities pre-sent at a duly called meeting, if the holders of more than 50% of the outstand-ing voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less.

Under the Fund's fundamental investment policies the Fund may not:
 a. Borrow money or purchase securities on margin, but may obtain such short-term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
 b. Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
 c. Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
 d. Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
 e. Invest in companies for the purpose of acquiring control.
 f. Purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
 g. Pledge, mortgage or hypothecate any of its assets.
 h. Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
 i. Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
 j. Issue senior securities.
 k. Underwrite securities of other issuers.
 l. Invest over 35% of its assets at the time of purchase in any one industry.

             Temporary Defensive Position & Portfolio Turnover
Why and how the Fund assumes defensive positions expectations of the amount and effect of portfolio turnover are discussed on page 5 of our Prospectus.


                           MANAGEMENT OF THE FUND

                             Board of Directors
Shareholders meet annually to elect all members of the Board of Directors, se-lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund and selects an Invest-ment Adviser to provide investment advice (see Investment Adviser, page 5 of the Prospectus). It plans to meet four times a year to review Fund progress and status.

                            Management Information
Officers and Directors of the Fund: The mailing address of each director and officer is 6 Stacy Court, Parsippany, New Jersey 07054-3347, Attn: Fund Secretary. The principal occupations during the past five years of the officers and directors are:

Name and Address         Position                   Principle Occupation
                                                    Past 5 Yrs.

Alfred C. Frank *        President                  President
                         Director                   Frank Capital Partners LLC
                         Age 24                     Parsippany, NJ

Brian J. Frank *         Treasurer                  Chief Financial Officer
                         Director                   Frank Capital Partners LLC
                         Age 21                     Parsippany, NJ

Nadine A. Frank          Secretary                  Educator
                         Mother of Alfred C. Frank  Holy Family School
                         and Brian J. Frank         Florham Park, NJ
                         Age 49

Jason W. Frey            Non-Interested             Product Developer
                         Director                   Prime Associates, Inc.
                         Age 23                     Clark, NJ


Matthew D. L. Deutsch    Non-Interested             Investment Strategist
                         Director                   M. D. L. Deutsch and Company
                         Age 21                     Titusville, NJ

Jenny Roberts            Non-Interested             Member
                         Director                   New York Stock Exchange
                         Age 55                     New York, NY

Footnote:
* These directors of the Fund are considered "Interested Persons", as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Investment Adviser.



Compensation and Sales Load: No compensation will be paid to directors and/or
                                      - 3 -
officers of the Fund at present time. But this may be changed in the future by the Board of Directors at their discretion. The Fund does not compensate offi-cers and directors that are affiliated with the Investment Adviser except as they benefit through payment of the Advisory fee. There are no sales loads whatsoever.

                                 CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 code of ethics under the Investment Company Act of 1940 and in order to protect against certain unlawful acts, prac-tices and courses of business by certain individuals or entities related to the Frank Value Fund, Inc. (the "Fund"), the Fund and FCP have adopted a Code of Ethics and procedures for implementing the provisions of the code. The personnel of the Fund and Investment Adviser are subject to the code of ethics when investing in securities that may be purchased, sold or held by the Fund.


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                                 Control Persons
There are no companies or persons that control the Fund. The Fund is controlled by its Board of Directors and run by its officers chosen by the Board.

                                Principal Holders
Alfred C. Frank, the President, director of the Fund, and Portfolio Manager and 50% owner of the Investment Adviser, owns 6.86% of the Fund. Brian Frank, the Treasurer, director of the Fund, and Portfolio Manager and 50% owner of the Investment Adviser, owns 25% of the Fund. Nadine A. Frank, Secretary of the Fund, and Alfred E. Frank jointly own 40% of the Fund. Matthew V. Frank owns 20% of the Fund. Maria N. Frank, owns 8.14% of the Fund, with Nadine A. Frank retaining custody. All may be reached at the Fund's address.

                              Management Ownership
All officers and directors own 72% of the outstanding shares of the Fund.


                    INVESTMENT ADVISORY AND OTHER SERVICES

                                Investment Adviser
Frank Capital Partners LLC (FCP) was selected as the Adviser to the Fund. Alfred C. Frank owns 50% of FCP and acts as its President and Portfolio Manager. Brian J. Frank owns 50% of the Investment Adviser and acts as its CFO and Portfolio Manager. Nadine A. Frank, the Fund's Secretary, is affiliated with the Investment Adviser because she is the mother of Alfred Frank and Brian Frank.

                    Principal Underwriter & Transfer Agent
The Investment Adviser acts as the Fund's underwriter and transfer agent. The Investment Adviser handles all Fund share purchases and redemptions. There are no direct shareholder charges for these services, but the Fund is charged for supplies and postage. Stock certificates will not be issued. All shareholder holdings are maintained in book form.

                   Services Provided by the Investment Adviser
The Investment Adviser is responsible for furnishing investment direction advice to Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. See the section "Investment Adviser" in the prospectus. The Invest-ment Adviser will act as the dividend-paying agent but tax forms, checks and postage are supplied by the Fund. FCP has an agreement with the Fund to pay the
                                      - 4 -

Fund's start up expenses and to absorb sufficient expenses to hold the total expenses of the Fund to equal to or less than 1.5% per year of the averaged total net assets of the Fund. The advisory fee paid by the Fund is 1.25% per year of the averaged total net assets of the Fund. This fee is computed daily and is payable monthly.

                             Principal Underwriter
Please see the section "UNDERWRITERS OF THE FUND" on page 6 of this Part B Statement of Additional Information.

                             Other Service Providers
FCP will act as the Fund's transfer agent and dividend-paying agent. FCP will not receive compensation from the Fund for these services. The principal address of FCP is 6 Stacy Court, Parsippany, New Jersey 07054-3347.

The Fund is self-custodian of the Fund's investments and does its own accounting subject to its auditor for all audit procedures.

                     Third-Party Payments and Service Agreements
There are no third party payments of any kind or service agreements with any or-ganization or individual other than the Investment Adviser as described in the previous paragraph.

                             Other Investment Advice
There is no individual or organization that receives remuneration from the Investment Adviser or the Fund for providing investment advice except brokers that receive competitive commissions on the purchase and sale of securities for the Fund's portfolio.

                      Dealer Reallowances and Other Services
There are no dealer reallowances, Rule 12b-1 plans, paid advertising, compensa-tion to underwriters (except the Fund's Investment Adviser) or broker-dealers, sales personnel or interest, carrying or other finance charges. The Fund does send Prospectuses when it receives unsolicited requests.

                     BROKERAGE ALLOCATION AND OTHER PRACTICES

                              Brokerage Transactions
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of orders at the most favorable price.

                                   Commissions
Other than set forth above, the Fund has no fixed policy, formula, method, or criteria which it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid semiannually.

                                Brokerage Selection
The Fund will place all orders for purchase and sale of its portfolio securi-ties through the Fund's President or Treasurer, who are answerable to the Fund's Board of Directors. They may select brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports, or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

                      CAPITAL STOCK AND OTHER SECURITIES

Capital stock and other securities are discussed at length in our Prospectus under the Section Capital Stock on page 6.


                 PURCHASE, REDEMPTION, AND PRICING OF SHARES

                              Purchase of Shares
Offers or sales of Fund shares may not occur until a prospectus is delivered to prospective offerees or purchasers. Investors may only purchase Fund shares after receipt of a current prospectus and by filling out and submitting an ap-plication supplied by the Fund. Purchase of Fund shares is discussed at length in the section entitled "Purchase of Fund Shares" on page 7 of our Prospectus.

                    Offering Price and Redemption in Kind
The Fund always trades at the net asset value. That means that the offering and redemption prices are always the same. Details about the offering price are given in the section entitled "Pricing of Fund Shares" on page 7 of our Prospectus. Redemption in kind is discussed in the section "Redemption of Shares" on page 7 of our Prospectus.


                            TAXATION OF THE FUND

Taxation of the Fund is discussed in the section "Tax Consequences" on page 8 of our Prospectus.


                          UNDERWRITERS OF THE FUND

The Fund has no underwriter because the Fund sells its shares directly to the public.

                              TRANSFER AGENT

The Fund's Investment Adviser, FCP, acts as the Fund's transfer agent which re-cords all Fund share purchases and redemptions on Fund premises. There are no employee charges for these services, but the Fund is charged for supplies and postage. Stock certificates will not be issued because of the chance of loss and the accompanying costs of reissue indemnification. All shareholder holdings are maintained in book form. The Fund has computer hardware and software, which are provided and managed by FCP, to run the Fund's daily operations. All data is backed up and stored in secure locations. FCP has no prior experience acting as a transfer agent, including providing computerized accounting services to a registered investment company, such as the Fund.


                            INDEPENDENT AUDITOR'S REPORT

                                   Initial Audit
The Independent Auditor's Report and audit of the accompanying statement of as-sets and liabilities of the Fund will be accomplished upon receipt of acceptance from the Securities and Exchange Commission of this total N-1A filing to initi-ate a mutual fund. No additional shares will be sold until this audit has been added herein.

                                   FORM N-1A
                          PART C - OTHER INFORMATION



                 Contents                                           Page #

      1.  Financial Statements & Exhibits ............................. 1

      2.  Control Persons ............................................. 1

      3.  Number of Shareholders ...................................... 1

      4.  Indemnification ............................................. 1

      5.  Activities of Investment Advisor ............................ 1

      6.  Principal Underwriters ...................................... 1

      7.  Location of Accounts & Records .............................. 1

      8.  Management Services ......................................... 2

      9.  Distribution Expenses ....................................... 2

     10. Undertakings ................................................. 2

     11. Auditor's Consent ............................................ 2

     12. Signatures ................................................... 2



     Exhibits

     Articles of Incorporation ........................................ a

     By-Laws .......................................................... b

     Investment Advisory Contract ..................................... c

     Reimbursement Agreements - Officers/Directors .................... d

1. a. Financial Statements - Condensed financial information on a per share ba-sis will be presented in Part A when directed by the SEC during the filing process required of a new Fund seeking SEC approval. All other financial statements will be presented in Part B at the appropriate time specified by the SEC. These include:

      Statement of Assets & Liabilities
      Notes to Statement of Assets and Liabilities

   b. Exhibits - All exhibits believed to be applicable to this filing include:
      (a)   Articles of Incorporation
      (b)   By-Laws
      (c)   Investment Advisory Contract
      (d)   Reimbursement Agreements with Officers and/or Directors

2.    Control Persons - Not applicable

3. Number of Shareholders - There are 6 shareholders of the Frank Value Fund, Inc. as of this filing.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such in-demnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of ex-penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceed-
      ing) is asserted by such director, officer or controlling person in con-nection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whe-ther such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Article XII, Section 3 of the Fund's By-laws states that each director and officer of the corporation shall be indemnified by the corporation against reasonable costs and expenses incurred by him/her in connection with any action, suit or proceeding to which he/she may be made a party by reason of his/her being or having been a director or officer of the corporation, except in relation to any action, suits or proceedings in which he/she has been adjudged liable because of misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the con-duct of his/her office.

5. Activities of Investment Adviser - Frank Capital Partners LLC's activity at the present time is performance on its Investment Advisory Contract currently effective with the Frank Value Fund, Inc and the management of private investment accounts.

6. Principal Underwriter - The Investment Adviser acts as the Fund's under-writer.

7. Location of Accounts & Records - All Fund records are held at corporate headquarters - 6 Stacy Court, Parsippany, New Jersey 07054 - with the exception of security certifications, which will be placed in a safe deposit box at Commerce Bank, Parsippany, New Jersey 07054.
                                      - 1 -

8.    Management services - Not applicable

9.    Distribution Expenses - The Fund currently bears no distribution expenses.

10. Undertakings - The Fund will file a post-effective amendment to this init-ial filing within four to six months of the effective date of Registrant's 1933 Act Registration Statement. Financial statements will be presented that will not be certified.


                CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The consent of the Independent certified public Accounted will occur when the Initial Audit is conducted at a time specified by the SEC during the filing process required of a new Fund seeking SEC approval.


                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, Frank Value Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration State-ment and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany and State of New Jersey, on the 5th day of September, 2003.

     The Frank Value Fund, Inc.             By /s/ Alfred C. Frank
                                            _________________________________
                                                   Alfred C. Frank, President


                                            By  /s/ Brian J. Frank
                                            _________________________________
                                                    Brian J. Frank, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                                Title                        Date

By /s/ Alfred C. Frank
_____________________________
       Alfred C. Frank            President, and Director               09/5/03
                                  (Principal Executive Officer)

By /s/ Brian J. Frank
_____________________________
       Brian J. Frank             Treasurer, CFO and Director           09/5/03
                                  (Principal Financial &
                                  Accounting Officer)
By /s/ Nadine A. Frank
_____________________________
       Nadine A. Frank            Secretary                             09/5/03


By /s/ Jason W. Frey
_____________________________
       Jason W. Frey              Director                              09/5/03


By /s/ Matthew D. L. Deutsch
_____________________________
       Matthew D. L. Deutsch      Director                              09/5/03

By /s/ Jenny Roberts
_____________________________
       Jenny Roberts              Director                              09/5/03




                                      - 2 -